Total Capital and Net Income Per Unit Total Capital and Net Income Per Unit (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Limited partners' interest in net income for basic and diluted net income per common unit	59,487	33,255	185,267	32,421
Weighted average number of common units (i)	87,120,897	86,951,234	87,081,753	82,010,753
Dilutive effect of unit-based compensation	112,094	89,812	136,657	99,073
Weighted average number of common units and common unit equivalents	87,232,991	87,041,046	87,218,410	82,109,826
Limited partners' interest in net income per common unit:
Basic	0.68	0.38	2.13	0.40
Diluted	0.68	0.38	2.12	0.39